OTHER OPERATING EXPENSE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020
Other Operating Expense
Loss on Disposals of Assets	$ 394,621		$ 779,198	$ 226,335
Restructuring and Reorganization Expense	1,600,721		2,781,131	5,564,104
(Gain) Loss on Settlement of Accounts Payable	(175,951)		849,737
Loss (Gain) on Lease Terminations	160,449		(17,748,368)	(217,127)
Gain on Disposal of Assets Held for Sale	(255,391)		(10,709,999)
Other Expense (Income)	(165,919)	1,848,209	(769,742)	1,209,857
Total Other Operating Expense (Income)	$ 1,558,530	$ 1,848,209	$ (24,818,043)	$ 6,783,169